Shareholders' Equity - Schedule of Share Capital (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Final balance [Member]
Quantity Share, Initial balance	55,429,851	261,920,439
R$ (whole numbers) Amount, Initial balance	R$ 1,443,108,000	R$ 261,920,439
Quantity Share,Final balance	55,429,851	55,429,851
R$ (whole numbers) Amount,Final balance	R$ 1,443,108,000	R$ 1,443,108,000
Issuance new shares [Member]
Quantity Share, Issuance new shares		177,977,323
R$ (whole numbers) Amount,Issuance new shares		R$ 263,004,000
Capital reduction – transaction with HPX Corp, pursuant to the terms of the Business Combination [Member]
Quantity Share, Capital reduction - transaction with HPX Corp, pursuant to the terms of the Business Combination		(439,897,762)
R$ (whole numbers) Amount,Capital reduction - transaction with HPX Corp, pursuant to the terms of the Business Combination		R$ (524,924,439)
Ambipar Participações e Empreendimentos SA [Member]
Quantity Share, Ambipar Participações e Empreendimentos S.A.		39,234,746
R$ (whole numbers) Amount,Ambipar Participações e Empreendimentos S.A.		R$ 841,029,236
PIPE investors [Member]
Quantity Share, PIPE investors		13,323,800
R$ (whole numbers) Amount,PIPE investors		R$ 555,892,823
HPX Corp. [Member]
Quantity Share, HPX Corp.		1,916,100
R$ (whole numbers) Amount,HPX Corp.		R$ 6,333,076
Others Investors [Member]
Quantity Share,Others Investors		955,205
R$ (whole numbers) Amount,Others Investors		R$ 39,852,865